Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Cash flow from / (used in) operating activities
Net profit / (loss)	[1],[2]	$ 4,522		$ 1,046		$ 3,432
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software	[2]	1,228		1,053		997
Amortization and impairment of intangible assets	[2]	65		71		93
Credit loss expense / (recovery)	[2]	118		131		38
Share of net profits of associates / joint ventures and impairment of associates	[2]	(528)		(69)		(109)
Deferred tax expense / (benefit)	[2]	425		3,414		(43)
Net loss / (gain) from investing activities	[2]	(46)		(198)		(1,223)
Net loss / (gain) from financing activities	[2]	(4,828)		2,109		9,967
Other net adjustments	[2]	(1,179)		(855)		(296)
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	[2]	3,504		(3,234)		(1,286)
Securities financing transactions	[2]	(11,230)		(111)		945
Cash collateral on derivative instruments	[2]	(1,447)		(2,454)		(4,182)
Loans and advances to customers	[2]	(5,213)		(14,471)		3,662
Customer deposits	[2]	9,138		(12,962)		33,493
Financial assets and liabilities at FV held for trading and derivative financial instruments	[2]	11,107		(23,544)		8,525
Brokerage receivables and payables	[2]	11,432
Financial assets at fair value not held for trading, other financial assets and liabilities	[2]	11,115		(1,978)		(77,228)
Provisions, other non-financial assets and liabilities	[2]	1,682		996		5,570
Income taxes paid, net of refunds	[2]	(951)		(1,044)		(645)
Net cash flow from / (used in) operating activities	[2]	28,913		(52,099)		(18,292)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[2]	(287)		(106)		(27)
Disposal of subsidiaries, associates and intangible assets	[2],[3]	137		339		94
Purchase of property, equipment and software	[2]	(1,688)		(1,627)		(1,800)
Disposal of property, equipment and software	[2]	114		47		182
Purchase of financial assets measured at fair value through other comprehensive income	[2]	(1,999)		(8,626)		(7,022)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[2]	1,361		15,250		54,433
Net (purchase) / redemption of debt securities measured at amortized cost	[2]	(3,770)
Net (purchase) / redemption of financial assets held to maturity	[2]			(91)		(9,224)
Net cash flow from / (used in) investing activities	[2]	(6,132)		5,186		36,637
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[2]	(12,245)		24,500		5,474
Net movements in treasury shares and own equity derivative activity	[2]	(1,431)		(730)		(1,259)
Distributions paid on UBS shares	[2]	(2,440)		(2,259)		(3,241)
Issuance of long-term debt, including debt issued designated at fair value	[2]	60,682		51,450		33,703
Repayment of long-term debt, including debt issued designated at fair value	[2]	(44,344)		(45,187)		(33,902)
Net changes in non-controlling interests and preferred notes	[2]	(31)		(787)		(1,387)
Net cash flow from / (used in) financing activities	[2]	190		26,988		(612)
Total cash flow
Cash and cash equivalents at the beginning of the year	[2],[4]	104,834		119,014		102,879
Net cash flow from / (used in) operating, investing and financing activities	[2]	22,971		(19,925)		17,733
Effects of exchange rate differences on cash and cash equivalents	[2]	(1,726)		5,745		(1,598)
Cash and cash equivalents at the end of the year	[2],[4]	126,079		104,834		119,014
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[2]	7,705		7,735		8,002
Interest paid in cash	[2]	4,553		3,917		3,565
Dividends on equity investments, investment funds and associates received in cash	[2],[5]	2,322		1,828		1,618
UBS AG
Cash flow from / (used in) operating activities
Net profit / (loss)	[1],[2]	4,113		834		3,435
Non-cash items included in net profit and other adjustments:
Depreciation and impairment of property, equipment and software	[2]	1,052		945		992
Amortization and impairment of intangible assets	[2]	65		71		93
Credit loss expense / (recovery)	[2]	117		131		38
Share of net profits of associates / joint ventures and impairment of associates	[2]	(528)		(69)		(109)
Deferred tax expense / (benefit)	[2]	374		3,398		(35)
Net loss / (gain) from investing activities	[2]	(49)		(198)		(1,223)
Net loss / (gain) from financing activities	[2]	(4,829)		2,763		9,627
Other net adjustments	[2]	(1,092)		(1,077)		384
Net change in operating assets and liabilities:
Loans and advances to banks / amounts due to banks	[2]	3,504		(3,236)		(1,289)
Securities financing transactions	[2]	(11,230)		(111)		945
Cash collateral on derivative instruments	[2]	(1,449)		(2,454)		(4,182)
Loans and advances to customers	[2]	(4,152)		(15,661)		3,736
Customer deposits	[2]	7,931		(12,073)		33,402
Financial assets and liabilities at FV held for trading and derivative financial instruments	[2]	11,093		(23,560)		8,453
Brokerage receivables and payables	[2]	11,432
Financial assets at fair value not held for trading, other financial assets and liabilities	[2]	10,902		(1,801)		(77,035)
Provisions, other non-financial assets and liabilities	[2]	1,377		(29)		4,236
Income taxes paid, net of refunds	[2]	(888)		(1,021)		(638)
Net cash flow from / (used in) operating activities	[2]	27,744		(53,147)		(19,172)
Cash flow from / (used in) investing activities
Purchase of subsidiaries, associates and intangible assets	[2]	(287)		(106)		(27)
Disposal of subsidiaries, associates and intangible assets	[2],[3]	137		339		95
Purchase of property, equipment and software	[2]	(1,473)		(1,532)		(1,782)
Disposal of property, equipment and software	[2]	114		210		182
Purchase of financial assets measured at fair value through other comprehensive income	[2]	(1,999)		(8,626)		(7,022)
Disposal and redemption of financial assets measured at fair value through other comprehensive income	[2]	1,361		15,250		54,433
Net (purchase) / redemption of debt securities measured at amortized cost	[2]	(3,770)
Net (purchase) / redemption of financial assets held to maturity	[2]			(91)		(9,224)
Net cash flow from / (used in) investing activities	[2]	(5,918)		5,444		36,655
Cash flow from / (used in) financing activities
Net short-term debt issued / (repaid)	[2]	(12,245)		24,500		5,474
Distributions paid on UBS shares	[2]	(3,098)		(2,219)		(3,589)
Issuance of long-term debt, including debt issued designated at fair value	[2]	54,726		40,270		19,786
Repayment of long-term debt, including debt issued designated at fair value	[2]	(44,344)		(45,187)		(33,902)
Funding from UBS Group AG and its subsidiaries	[2]	5,956		11,180		13,917
Dividends paid and repayments of preferred notes	[2]			(782)		(1,382)
Net changes in non-controlling interests	[2]	(31)		(5)		(5)
Net cash flow from / (used in) financing activities	[2]	963		27,758		299
Total cash flow
Cash and cash equivalents at the beginning of the year	[2],[7]	104,787	[6]	118,984	[8]	102,797
Net cash flow from / (used in) operating, investing and financing activities	[2]	22,789		(19,944)		17,783
Effects of exchange rate differences on cash and cash equivalents	[2]	(1,722)		5,749		(1,596)
Cash and cash equivalents at the end of the year	[2],[7]	125,853	[9]	104,787	[6]	118,984	[8]
Net cash flow from / (used in) operating activities includes:
Interest received in cash	[2]	7,720		7,635		7,907
Interest paid in cash	[2]	4,719		3,977		3,581
Dividends on equity investments, investment funds and associates received in cash	[2],[10]	$ 2,322		$ 1,828		$ 1,618

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[2]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information

[3]	Includes dividends received from associates.
[4]
USD 5,245 million, USD 2,497 million and USD 2,615 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2018, 31 December 2017 and 31 December 2016, respectively. Refer to Note 26 for more information.

[5]	Includes dividends received from associates (2018: USD 42 million; 2017: USD 53 million; 2016: USD 50 million) reported within Cash flow from / (used in) investing activities.
[6]	USD 2,497 million of cash and cash equivalents were restricted.
[7]
USD 5,245 million, USD 2,497 million and USD 2,615 million of cash and cash equivalents (mainly reflected in Loans and advances to banks) were restricted as of 31 December 2018, 31 December 2017 and 31 December 2016, respectively. Refer to Note 26 for more information.

[8]	USD 2,615 million of cash and cash equivalents were restricted.
[9]	USD 5,245 million of cash and cash equivalents were restricted.
[10]	Includes dividends received from associates (2018: USD 42 million; 2017: USD 53 million; 2016: USD 50 million) reported within Cash flow from / (used in) investing activities.